Shareholders' equity - Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Weighted average number of shares outstanding
Basic (in shares)	33,249,889	33,118,980
Diluted (in shares)	33,249,889	33,118,980
Net loss, diluted	$ (8,659)	$ (29,026)
Net loss, basic	$ (8,659)	$ (29,026)
Loss per share
Basic loss per share (in dollars per share)	$ (0.26)	$ (0.88)
Diluted loss per share (in dollars per share)	$ (0.26)	$ (0.88)